Subsequent Events (Details Narrative) (USD $)	Sep. 30, 2012	Dec. 31, 2011	Jun. 23, 2011	Nov. 02, 2012 Hang With Common Stock
Common stock, par value	$ 0.001	$ 0.001	$ 0.0001	$ 0.001
Common stock, shares authorized	500,000,000	500,000,000		10,000,000